DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING - Summary of Derivative Financial Instruments (Parenthetical) (Details) - $ / shares	1 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ERJZanite Acquisition Corp
Disclosure of detailed information about financial instruments [line items]
Strike price (in dollars per share)		$ 11.50
Redeemable Public Warrants | ERJZanite Acquisition Corp
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period (in shares)		12,478,852	8,203,407
Private Placement Warrants | ERJZanite Acquisition Corp
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period (in shares)		9,974,555	14,250,000
Strategic warrants | Penny Warrants | Tranche One
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period (in shares)		16,522,536	20,522,536
Strike price (in dollars per share)		$ 0.01
Strategic warrants | Penny Warrants | Tranche Two
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period (in shares)		3,000,000
Strike price (in dollars per share)		$ 22,400,000
Strategic warrants | ERJZanite Acquisition Corp
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period (in shares)		28,522,536	32,522,536
Strategic warrants | ERJZanite Acquisition Corp | Market Warrants | Tranche One
Disclosure of detailed information about financial instruments [line items]
Class of warrant or right issued during the period (in shares)		12,000,000
Strike price (in dollars per share)		$ 15.00
Banco Itaú | Equity
Disclosure of detailed information about financial instruments [line items]
Shares issued (in shares)	10,932,998
Derivatives variable interest rate spread	0.265%